Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand - non restricted	$ 393,430	$ 368,381
Cash at bank and on hand - restricted	207,560	254,308
Cash and cash equivalents	600,990	622,689	$ 868,501	$ 562,795
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	309,756	318,071
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	217,675	230,136
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	36,137	38,268
Mexican, Peso [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	4,010	4,926
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	24,727	21,156
Others [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 8,685	$ 10,132